Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	12 Months Ended
Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information
a) Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander'), is a private-law entity subject to the rules and regulations applicable to banks operating in Spain, where it was constituted and currently maintains its legal domicile, which is paseo de Pereda, numbers 9 to 12 (39004, Santander, Spain).
The principal headquarters of Banco Santander are located in Ciudad Grupo Santander, avenida Cantabria s/n (28660, Boadilla del Monte, Madrid, Spain).
The corporate purpose of Banco Santander, S.A., mainly entails carrying out all kinds of activities, operations and services inherent to the banking business in general and permitted by current legislation, and the acquisition, holding, enjoyment and disposal of all kinds of securities.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'the Group'). Therefore, Banco Santander is obliged to prepare, in addition to its own separate financial statements, the Group's consolidated financial statements, which also include the interests in joint ventures and investments in associates.
At 31 December 2020, Grupo Santander consisted of 711 subsidiaries of Banco Santander, S.A.. In addition, other 164 companies are associates of the Group, joint ventures or companies of which the Group holds more than 5% (excluding the Group companies of negligible interest with respect to the fair presentation that the annual accounts must express).
Grupo Santander consolidated financial statements for 2018 were approved by the shareholders at the group´s annual general meeting on 12 April 2019.
Grupo Santander consolidated financial statements for 2019 were approved by the shareholders at the group´s annual general meeting on 3 April 2020. The Group's 2020 consolidated financial statements, the financial statements of the parent and of substantially all the Group companies have not been approved yet by their shareholders at the respective annual general meetings. However, Banco Santander board of directors considers that the aforementioned financial statements will be approved without any significant changes.
b) Basis of presentation of the consolidated financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS').
In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
During 2020, the Bank of Spain has published circulars 2/2020 and 3/2020, of June 11 amending Circular 4/2017, of November 27 to credit institutions on Public and Confidential Financial Reporting Rules and Formats.
Grupo Santander consolidated financial statements for 2020 were authorised by the Bank's directors (at the board meeting on 22 February 2021) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain circular 4/2017 and subsequent modifications, and Spanish corporate and commercial law applicable to the Group, using the basis of consolidation, accounting policies and measurement bases set forth in note 2, accordingly, they present fairly the Group's equity and financial position at 31 December 2020, 2019 and 2018 and the consolidated results of its operations and the consolidated cash flows in 2020, 2019 and 2018. These consolidated financial statements were prepared from the accounting records kept by the Bank and by the other Group entities, and include the adjustments and reclassifications required to unify the accounting policies and measurement bases applied by the Group. These consolidated annual accounts have been prepared on the basis of the accounting records held by the Bank and by each of the other companies of the Group, and include the adjustments and reclassifications required to standardise the accounting policies and valuation criteria applied by Grupo Santander. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board (“IFRS - IASB” and together with IFRS adopted by the European Union, “IFRS”).
The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognised income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these statements.
Adoption of new standards and interpretations issued
The following modifications came into force and were adopted by the European Union in 2020:
•Modification of the IFRS Conceptual Framework: Amendments to the IFRS Conceptual Framework, which sets out the fundamental concepts of financial reporting. The revised Framework includes: a new chapter about measurement; guidance on financial reporting; improved definitions, in particular the definition of liabilities; and clarifications such as management functions, prudence and measurement uncertainty in financial reporting.
•Modification of IAS 1, Presentation of Financial Statements and IAS 8 Accounting Policies: changes in accounting estimates and errors, which use a consistent definition of materiality for the purpose of making material judgements and deciding on the information to be included in the financial statements.
•Modification of IFRS 3 Business Combinations: amendments are introduced. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. IFRS 3 continues to adopt a market participant’s perspective to determine whether an acquired set of activities and assets is a business.
The amendments are mainly due to clarify the minimum requirements for a business; remove the assessment of whether market participants are capable of replacing any missing elements; add guidance to help entities assess whether an acquired process is substantive; narrow the definitions of a business and of outputs; and introduce an optional fair value concentration test.
•Covid-19-Related Rent Concessions - Amendments to IFRS 16 Leases: As a result of the covid-19 pandemic, IFRS 16 is amended to allow the lessee to apply a practical alternative and not to consider rental concessions as a modification of the lease agreement when the following requirements are met: the revised consideration is the same or less than the consideration before the change, the affected payments are prior to 30 June 2021, and there are no substantial changes to the remaining lease terms.
•Amendment to IFRS 9, IAS 39 and IFRS 7 on Reference Interest Rates (IBOR Reform - Phase 1). The Group applies IAS 39 for hedge accounting and, therefore, the amendments to IFRS 9 referred to in this section are not applicable to it. The contractual cash flows of the accounting hedges, both of the hedged items and of the hedging instruments, which are based on a reference interest rate that currently exists, will be modified by the substitution of said rate by an alternative interest rate or modification of its calculation methodology, in order to adapt it to the new regulatory requirements. The amendments to the standard permit the temporary application of certain exceptions to comply with hedge accounting requirements that may be directly affected by the IBOR reform.
Additional disclosures required by the amendments to IFRS 7 relating to hedging relationships are included in note 36. These exceptions will no longer be applicable when cash flow uncertainties disappear or the hedging relationship is discontinued. The amendments to IAS 39 are applicable from 1 January 2020, with the possibility of early application. In this regard, the Group chose early application in the financial statements for the year ended 31 December 2019. The main assumptions or judgements made by the Group in applying the amendments to IAS 39 are detailed below:
–For cash flow hedges, the Group has assumed that the cash flows covered (which are based on the benchmark index) are not modified as a result of the aforementioned reform, and therefore continue to comply with the highly probable future transaction requirement.
–To determine the prospective effectiveness of hedges, the Group has assessed that the economic relationship between the hedged item and the hedging instrument continues to exist since the interest rate benchmark on which the hedged item and the hedging instrument are based is not changed as a result of the IBOR reform.
•Amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16 Leases, on Reference Interest Rates - Phase 2: The amendments allow for the temporary application of certain exceptions to the requirements of (i) assessment of derecognition of financial assets, financial liabilities and lease liabilities in the event of changes in the financial assets, financial liabilities and lease liabilities, and (ii) exemptions from hedge accounting requirements directly affected by the IBOR reform, requiring additional disclosures, (iii) exemptions for lease modifications that allow the liability to be measured using the reformed interest rate curves against the right-of-use. These new exemptions require additional disclosures. The amendments will become effective as of 1 January 2021, with the possibility of early application and will cease to be applicable when the uncertainties about the hedged risks, cash flows of the financial instruments affected or the hedging relationship is terminated. In this regard, the Group has chosen to apply the amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 in the preparation of the financial statements for the year ending 31 December 2020.
The additional breakdowns required by the amendments to IFRS 7 relating to hedging relationships are included in note 36. A description of the Grupo Santander's management of the transition to alternative reference rates, as well as the changes in risk management strategy is included in note 53.

Following is a detail of the carrying amount at 31 December 2020 of financial assets, financial liabilities, derivatives and loan commitments that continue to be referenced to the indices subject to the IBOR Reform:

EUR million
Gross Carrying amount	Loans and advances	Debt securities acquired (Assets)	Deposits	Debt securities issued (Liabilities)	Derivatives (Assets)	Derivatives (Liabilities)	Loan Commitments
Referenced to EONIA	102	68	2,510	284	213	419	2
of which maturing after 2021	—	68	7	284	213	406	—
Referenced to LIBOR	64,604	2,648	10,994	10,806	24,070	22,452	38,385
of which USD	39,517	711	8,843	7,734	13,967	9,437	24,907
of which GBP	20,611	1,934	1,638	2,756	9,786	11,314	13,308
TOTAL	64,706	2,716	13,504	11,090	24,283	22,871	38,387
The application of the aforementioned amendments to accounting standards and interpretations did not have any material effects on Grupo Santander consolidated financial statements.
At the date of approved of these consolidated annual accounts, the following amendments with an effective date subsequent to 31 December 2020 were in force:
•Amendment to IFRS 4 Insurance Contracts, which is aimed at extending the expiry date of the temporary exemption from applying IFRS 9 by two years (from 1 January 2021 to 1 January 2023) for entities whose activities are predominantly insurance-related. This achieves alignment with the effective date of IFRS 17 Insurance Contracts (1 January 2023). It will apply from 1 January 2021.
Lastly, at the date of formulation of these consolidated annual accounts, the following standards which effectively come into force after 31 December 2020 had not yet been adopted by the European Union:
•Amendment to IFRS 3 Business Combinations: to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 Levies. The amendments also confirm that an acquirer should not recognize contingent assets acquired in a business combination. It will apply from 1 January 2022.
•Amendment to IAS 16 Property, Plant and Equipment: prevents an entity from deducting from the cost of an item of property, plant and equipment any revenue from the sale of finished goods while the entity is preparing the item for its intended use. It is also clear that an entity is "testing whether the asset is functioning properly" when evaluating the technical and physical performance of the asset. The financial performance of the asset should not be taken into account for this evaluation.
Additionally, entities should disclose separately the amounts of income and expenses related to finished goods that are not the product of the entity's ordinary activities. It will apply from 1 January 2022.
•Amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract. It will apply from 1 January 2022.
•Amendment to IFRS Cycle (2018-2020): introduces minor amendments, to be applied from 1 January 2022, with early application permitted, to the following standards:
•IFRS 9 Financial Instruments: clarifies which rates must be included in the 10% test for derecognition of financial liabilities.
•IFRS 16 Leases: amendment to remove possible confusion regarding the treatment of leasing incentives in the application of IFRS 16 Leases, as illustrated in example 13.
•IFRS 1, in relation to the first-time adoption of International Financial Reporting Standards, allows entities that have measured their assets and liabilities at the carrying amounts recorded in their parent's books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment also applies to associates and joint ventures that have adopted the same exemption from IFRS 1.
•Classification of Liabilities, amendments to IAS 1 Presentation of Financial Statements, considering non-current liabilities those in which the entity has the possibility of deferring payment for more than 12 months from the closing date of the reporting period.
They must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. It will apply from 1 January 2023.
•IFRS 17 Insurance Contracts: new general accounting standard for insurance contracts, which includes the recognition, measurement, presentation and disclosure of information. Insurance contracts combine financial and service provision features that, in many cases, generate variable long-term cash flows. To properly reflect these characteristics, IFRS 17 combines the measurement of future cash flows with the recording of the result of the contract during the period in which the service is provided, presents separately the financial results from the results for the provision of the service and allows entities, through the choice of an accounting policy option, to recognize the financial results in the income statement or in other comprehensive income. It will apply from 1 January 2023.
Grupo Santander is currently analysing the possible effects of these new standards and interpretations.
All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2020 were applied in the preparation of these consolidated annual accounts.
c) Use of critical estimates
The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by the directors of the Bank in preparing the consolidated financial statements.
The main accounting policies and measurement bases are set forth in note 2.
In the consolidated financial statements estimates were occasionally made by the senior management of Grupo Santander in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:
•The impairment losses on certain assets: it applies to financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments, tangible assets and intangible assets (see notes 6, 7, 10, 12, 13, 16, 17, 18 and 53).
•The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see note 25).
•The useful life of the tangible and intangible assets (see notes 16 and 18).
•The measurement of goodwill arising on consolidation (see note 17).
•The calculation of provisions and the consideration of contingent liabilities (see note 25).
•The fair value of certain unquoted assets and liabilities (see notes 6, 7, 8, 9, 10, 11, 20, 21 and 22).
•The recoverability of deferred tax assets and the income tax expense (see note 27).
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations (see note 3).
To update the estimates described above, the Group's Management has taken into account the current situation as a result of covid-19, classified as a pandemic by the World Health Organization, which significantly affects the economic activity worldwide and, as a result, the Group's operations and financial results, and which generates uncertainty in the Group's estimates. Therefore, the Group's Management has made an assessment of the current situation according to the best information available to date, disclosing in the notes the main estimates made and the potential impacts of covid-19 on them for the period ended 31 December 2020 (see notes 17, 27 and 53).
Although these estimates have been made on the basis of the best information available at the end of the year 2020, and considering information updated at the date of preparation of these consolidated annual accounts, it is possible that events that may take place in the future may make it necessary to modify them (upwards or downwards) in the coming years, which would be done, if appropriate, in a prospective manner, recognising the effects of the change in estimate in the corresponding consolidated income statement.
d) Information relating to 2019 and 2018
In July 2016, the IASB published IFRS 16, Leases, which was adopted by the Group in accordance with the standard on 1 January 2019. IFRS 16 establishes the principles for the recognition, measurement, presentation and breakdown of lease contracts, with the objective of ensuring reporting information that faithfully represents the lease transactions.
The adoption of IFRS 16 has led to changes in the Group's accounting policies for the recognition, measurement, presentation and breakdown of lease contracts.
The main aspects contained in the new regulations and the breakdowns relating to the impact of the adoption of IFRS 16 in the Group are included below:
i)Lease accounting policy
Since 1 January 2019, when the Group acts as lessee, it recognises a right-of-use asset representing its right to use the underlying leased asset with a corresponding lease liability on the date on which the leased asset is available for use by the Group.
Each lease payment is allocated between the liability and the finance charge. The finance charge is allocated to the income statement during the term of the lease in such a way as to produce a constant periodic interest rate on the remaining balance of the liability for each year. The right-of-use asset is depreciated over the useful life of the asset or the lease term, whichever is shorter, on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is amortized over the useful life of the underlying asset.
Assets and liabilities arising from a lease are initially measured at present value. Lease liabilities include the net present value of the following lease payments:
- Fixed payments (including inflation-linked payments), less any lease incentive receivable
- Variable lease payments that depend on an index or rate.
- The amounts expected to be paid by the lessee under residual value guarantees.
- The exercise price of a purchase option if the lessee is reasonably certain that it will exercise that option.
- Lease termination penalty payments, if the term of the lease reflects the lessee's exercise of that option.
Lease payments are discounted using the interest rate implicit in the lease. Given in certain situations this interest rate cannot be obtained, the discount rate used in this cases, is the lessee's incremental borrowing rate at the related date. For this purpose, the entity has calculated this incremental borrowing rate taking as reference the listed debt instruments issued by the Group; in this regard, the Group has estimated different interest rate curves depending on the currency and economic environment in which the contracts are located.
In order to construct the incremental borrowing rate, a methodology has been developed at the corporate level. This methodology is based on the need for each entity to consider its economic and financial situation, for which the following factors must be considered:
- Economic and political situation (country risk).
- Credit risk of the company.
- Monetary policy.
- Volume and seniority of the company’s debt instrument issues.
The incremental borrowing rate is defined as the interest rate that a lessee would have to pay for borrowing, given a similar period to the duration of the lease and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. The Group entities have a wide stock and variety of financing instruments issued in different currencies to that of the euro (pound, dollar, etc.) that provide sufficient information to be able to determine an "all in rate" (reference rate plus adjustment for credit spread at different terms and in different currencies). In circumstances, where the leasing company has its own financing, this has been used as the starting point for determining the incremental borrowing rate. On the other hand, for those Grupo Santander entities that do not have their own financing, the information from the financing of the consolidated subgroup to which they belong was used as the starting point for estimating the entity's curve, analysing other factors to assess whether it is necessary to make any type of negative or positive adjustment to the initially estimated credit spread.
Right-of-use assets are valued at cost which includes the following:
- The amount of the initial measurement of the lease liability.
- Any lease payment made at or before the commencement date less any lease incentive received.
- Any initial direct costs.
- Restoration costs.
The Group recognises the payments associated with short-term leases and leases of low-value assets on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term less than or equal to 12 months (a lease that contains a purchase option is not a short term lease).
ii.Recognised effects on the adoption of the standard
With the adoption of IFRS 16, Grupo Santander recognised lease liabilities in relation to leases previously classified as "operating leases" under the principles of IAS 17 Leases, in force at 31 December 2018. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate at 1 January 2019. At the date of first application, the weighted average discount rate was 4.5%, mainly due to the contribution of rented properties in Spain.
For leases previously classified as finance leases, the Group recognised the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use asset and lease liability on the initial effective date. The measurement principles in IFRS 16 apply only after that date.
Grupo Santander considered the practical expedients defined in paragraph C10 of the standard in the application of the modified retrospective method. Such application was made on a contract-by-contract basis, and not on a generalised basis.
A reconciliation between the operating lease commitments at 31 December 2018 and the lease liability recognised at 1 January 2019 is detailed below:

EUR million
Operating lease commitments at 31 December 2018	8,699
Amount of operating lease commitments discounted by the Group rate	6,550
(+) Liabilities under finance leases at 31 December 2018	96
(-) Short-term leases recognised as expenses on a straight-line basis	(20)
(-) Low-value leases recognised as expenses on a straight-line basis	(2)
(-) Contracts revalued as service contracts	—
(+)/(-) Adjustments resulting from different treatment of extension and termination options	556
(+)/(-) Adjustments related to changes in the index or rate affecting variable payments	—
Lease liability at 1 January 2019	7,180
As a result of the adoption of IFRS 16, the impact of the first application recorded by Grupo Santander corresponds, mainly, to the recognition of right-of-use for an amount of
EUR 6,693 million, financial liabilities for an amount of EUR 7,084 million and a negative impact on the Group's equity of EUR 391 million. The impact of the first application of IFRS 16 on the ordinary capital ratio (Common Equity Tier 1 - CET 1) was -20 bp.
As indicated in that standard, Grupo Santander chose not to restate the comparative financial statements, and the information relating to the year ended 31 December 2018 was not restated under those criteria, so that it is not comparative.
In 2018, Grupo Santander changed the accounting policy for recognition of non-controlling interests in equity stake reduction transactions without loss of control. In accordance with international financial reporting standards, the goodwill associated with these transactions must be kept on balance. The non-controlling interests resulting from the equity stake reduction can be accounted for by their participation in the identifiable net assets or by attributing the goodwill associated with the participation sold. In this sense, Grupo Santander opted to account for the non-controlling interests by its participation in net assets. The application of the accounting policy change, without impact on net equity, was made on 1 January 2018.
Additionally, the segment information corresponding to the year ended 31 December 2019 and 2018 were restated for comparative purposes in accordance with the Group's new organizational structure, as required by IFRS 8 (see note 51).
In addition, in July 2014, the IASB published IFRS 9 which, together with subsequent amendments, has been adopted by the Group effective 1 January 2018. IFRS 9 establishes requirements for the recognition and measurement of both financial instruments and certain types of non-financial purchase and sale contracts. The aforementioned requirements must be applied retrospectively, adjusting the opening balance at 1 January 2018, without the need to restate the 2017 comparative financial statements, including the breakdown in the statement of changes in equity, so that this information is not comparative.
Finally, based on the meeting held on 3 March 2020 by the International Financial Reporting Standards Committee (IFRIC), the Group has changed its accounting policy in relation to the presentation of exchange differences and the effects of hyperinflation of the operations generated in Argentina with retroactive effect (see note 2.a.iv).
In addition to the above, the information in note 4.a relating to the shares outstanding in 2019 and 2018 has been restated due to the capital increase described in note 31.a in accordance with IAS 33 Earnings per Share.
In order to interpret the changes in the balances with respect to 31 December 2020, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by Grupo Santander in view of its geographic diversity (see note 51.b) and the impact of the appreciation/depreciation of the various currencies against the euro in 2020, based on the exchange rates at the end of 2020: Mexican peso (-13.17%), US dollar (-8.45%) , Brazilian real (-29.15%) , Argentine peso (-34.80%), Sterling pound (-5.26%), Chilean peso (-3.00%), and Polish zloty (-6.63%); as well as the evolution of the comparable average rates: Mexican peso (-11.56%), US dollar (-1.85%), Brazilian real (-24.16%), Sterling pound (-1.33%), Chilean peso (-12.92%) and Polish zloty (-3.24%).
e) Capital management
i. Regulatory and economic capital
The financial institutions must meet a set of minimum capital and liquidity requirements. These minimum requirements are regulated in the European capital requirements regulation, better known as CRR, and in the capital requirements directive, known as CRD. In June 2019 these regulations were significantly modified, so that CRR2 and CRDV will be understood as said regulations with the latest modifications incorporated.

Among the amendments to the CRR2, it is worth highlighting the introduction of the minimum requirement of TLAC (Total Loss Absorbing Capacity) applicable only to entities of global systemic importance (G-SIB). This requirement is a minimum requirement for own funds and eligible liabilities (currently 16% and, after the transitional period, 18%).

The CRDV, as a directive, must be transposed into the national legal system to be applicable in the member States. In Spain, the transposition is expected to be developed during 2021. The CRDV includes relevant amendments such as the regulation of Pillar 2 Guidance requirements.

Regarding to the Resolution regulations, the institutions must have an adequate financing structure that allows, in the event of financial difficulties, to recover their situation or to resolve it, ensuring the protection of depositors and the financial stability. The directive that regulates the aforementioned resolution framework is the Restructuring and Resolution Directive, BRRD. Like CRR2 and CRDV, BRRD was amended in June 2019, so BRRD2 refers to all of these amendments. The transposition of this directive in Spain is also planned for 2021.

The BRRD2 has introduced important modifications to the minimum requirement for own funds and eligible liabilities (MREL). Thus, for example, the aforementioned TLAC requirement is now considered a Pillar 1 resolution requirement for G-SIB. For large banks (which are defined as those whose total assets exceed 100,000 million euros) or those that, without being large, the resolution authority considers that they may be systemic, the BRRD2 establishes a minimum subordination requirement of 13.5% of risk-weighted assets, or 5% of the exposure of the leverage ratio, whichever is higher. For the rest of the entities, the subordination requirement will be determined case by case by the resolution authority.
The severe economic disruption caused by the covid-19 pandemic in 2020 has revealed the importance of institutions' funding functions in contributing to recovery. The competent authorities (national, European and international) have acted by reducing the liquidity, capital and operational requirements so the financial institutions can continue to provide financing to the economy, while ensuring that institutions continue to act prudently because these can also be affected by the deterioration of the economic situation. As part of the measures of the European Central Bank, it was issued a recommendation in March 2020 urging European banks to refrain from paying dividends out of the 2019 and 2020 financial years. On 27 July, the ECB extended its recommendation until 1 January 2021.

The national governments have taken measures to address the economic and social impact of the vine population, in particular legislative moratoria that were aimed at containing NPLs and helping the population to meet liquidity needs. Throughout 2020, the EBA adopted a series of guidelines, including the Guidelines on legislative and non-legislative moratoria applied in the context of the Cov19 crisis on 2 April 2020 (EBA/GL/2020/08). These guidelines clarify the requirements for public and private moratoria to avoid classification of exposures affected by moratoria as forborne exposures.

Although these guidelines were initially going to apply to moratoria granted before 30 June 2020, the EBA decided on 2 December 2020 to reactivate the application of these guidelines (EBA/GL/2020/02) for moratoria requested before 31 March 2021.

Other measures adopted to provide flexibility in complying with the requirements have been the approval and entry into force of the 'quick fix' of the CRR (urgent and extraordinary regulatory measures aimed at making the regulatory framework more flexible in response to the covid 19), regulation by which modifies CRR2. Among the amendments introduced by the quick fix, it is worth highlighting the extension of the transitional period granted before the pandemic due to the entry into force of IFRS 9, due to the sudden and significant increase in provisions for expected credit losses that must be recognized. Additionally, the application of certain provisions of CRR2 has been delayed, such as those relating to the leverage ratio buffer (whose application date is postponed until 1 January 2023), and the possibility has been included to exclude from the calculation of said ratio exposures to central banks. In the same way, the date of application of other favourable provisions for entities such as the support factor for smes and the support factor for infrastructures has been brought forward, as well as the new treatment of software assets (applicable since the day following the publication of the Delegated Regulation where it is developed).

At 31 December 2020 Grupo Santander met the minimum capital requirements established by current legislation (see note 53).
ii. Plan for the roll-out of advanced approaches and authorisation from the supervisory authorities
Grupo Santander continues adopting, over the next few years, the advanced internal ratings-based (AIRB) approach under Basel II for substantially all its banks. The commitment assumed before the supervisor still implies the adoption of advanced models within the ten key markets where Santander Group operates.
Accordingly, the Group continued in 2020 with the project for the progressive implementation of the technology platforms and methodological improvements required for the roll-out of the AIRB approach for regulatory capital calculation purposes at the various Group units , all in the context of the current supervisory focus on the robustness and correct adaptation of the available models, as well as the simplification strategy recently agreed with the ECB, of which a practical example carried out is the recent supervisory approval for the reversion to the standard of the sovereign model in foreign currency.
Grupo Santander has obtained authorisation from the supervisory authorities to use the AIRB approach for the calculation of regulatory capital requirements for credit risk for the Parent and the main subsidiaries in Spain, the United Kingdom and Portugal, as well as for certain portfolios in Germany, Mexico, Brazil, Chile, the nordic countries (Norway, Sweden and Finland), France and the United States.
During 2020, the authorization of the Atacado portfolio in Brazil was achieved for the use of the AIRB method.
As regards the other risks explicitly addressed under Basel Pillar I, the Group is authorised to use its internal model for market risk for its treasury trading activities in the UK, Spain, Chile, Portugal and Mexico.
For the purpose of calculating regulatory capital for operational risk, the Group uses the standardised approach provided for the CRR. On 2018 the European Central Bank authorised the use of the Alternative Standardised Approach to calculate the capital requirements at consolidated level in Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, in addition to the approval obtained in 2016 in Brazil.
f) Environmental impact
In view of the business activities carried on by the Group entities, the Group does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results.
Therefore, no specific disclosures relating to environmental issues are included in these consolidated financial statements.
g) Events after the reporting period
No significant events occurred from 1 January 2021 to the date on which these consolidated financial statements were authorized for issue.
h) Other information
The UK's withdrawal from the European Union could have a material adverse effect on our operations, financial condition and prospects
On 31 January 2020 the UK ceased to be a member of the EU, on withdrawal terms which established a transition period until 31 December 2020, during which the UK continued to be treated as an EU member state and applicable EU legislation continued to be in force. A trade deal was agreed between the UK and the EU prior to the end of the transition period and the new regulations came into force on 1 January 2021.

The trade deal, however, did not include agreements on certain areas, such as financial services and data adequacy, although a further transitional period has been agreed with respect to rules on the transfer of personal data between the EU and the UK until the end of June 2021. Without equivalence decisions or other agreements that provide market access on a stable and widespread basis, Santander UK has, and will continue to have, a limited ability to provide cross-border services to EU customers and to trade with EU counterparties. It is uncertain whether equivalence decisions will be granted or whether a trade agreement with respect to financial services between the EU and the UK will be reached. The impact of any such trade agreement, equivalence decisions or any other cooperation mechanisms on financial markets generally, the extent of legislative and regulatory convergence and regulatory cooperation that would be required between the UK and the EU member states, as well as the level of access that may be granted to financial services firms across EU and UK markets is uncertain. The wider impact of Brexit on financial markets through market fragmentation, reduced access to finance and funding, and lack of access to certain financial market infrastructure, may affect our operations, financial condition and prospects and those of our customers and clients.

Uncertainty also remains around the effect of the current trade deal on economic growth in the UK given that it does not address services. The effect of the additional non-tariff trade barriers imposed on products is equally unknown. It is likely that growth will initially be disrupted as businesses adapt to the new cross-border procedures and rules applicable in the UK and in the EU to their activities, products, customers and suppliers.

While the longer term effects of the UK’s withdrawal from the EU are difficult to predict, there is ongoing political and economic uncertainty, which is likely to continue in the medium term and which could negatively impact Santander UK’s customers and clients and counterparties.

There are also other potential longer term impacts resulting from Brexit which could impact the UK economy and Grupo Santander’s business in the UK such as:

•Increased calls for a second referendum on Scottish independence from the UK; and
•Instability in Northern Ireland, if the current arrangements regarding the borders between the Republic of Ireland, Northern Ireland and Great Britain are called into further question.

If one or more of these risks were to materialise it could have a material adverse effect on our operations, financial condition and prospects.

We considered these circumstances in our assessment of the recoverability of the cash-generating unit that supports Santander UK's goodwill, which was impaired during 2020 and 2019 (see note 17).